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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      October 6, 2011
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          57

Form 13F Information Table Value Total:    $236,198 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
09-30-2011


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102   12,715     445,829   SH          Sole                  445,829
Abbott Laboratories             COM     002824100    7,597     148,545   SH          Sole                  148,545
Advance Auto Parts Inc          COM     00751Y106    6,209     106,865   SH          Sole                  106,865
Alcoa Inc                       COM     013817101    1,468     153,380   SH          Sole                  153,380
Allstate Corp.                  COM     020002101    7,025     296,555   SH          Sole                  296,555
AnnalyCapMgmtIncREIT            COM     035710409    6,844     411,530   SH          Sole                  411,530
Applied Materials               COM     038222105    3,181     307,205   SH          Sole                  307,205
ArcherDanielsMidland            COM     039483102    7,605     306,545   SH          Sole                  306,545
Avon Products, Inc.             COM     054303102    4,338     221,335   SH          Sole                  221,335
Bank of America Corp.           COM     060505104    1,810     295,813   SH          Sole                  295,813
Becton Dickinson & Co.          COM     075887109    3,450      47,055   SH          Sole                   47,055
Best Buy Company Inc            COM     086516101    3,769     161,740   SH          Sole                  161,740
Black Box Corporation           COM     091826107    3,597     168,486   SH          Sole                  168,486
Boeing Company                  COM     097023105    8,768     144,900   SH          Sole                  144,900
Carlisle Companies Inc          COM     142339100      673      21,125   SH          Sole                   21,125
Computer Sciences Corp          COM     205363104    2,907     108,285   SH          Sole                  108,285
ConocoPhillips                  COM     20825c104    1,735      27,405   SH          Sole                   27,405
Cullen Frost Bankers            COM     229899109    4,154      90,576   SH          Sole                   90,576
Cynosure, Inc Cl A              COM     232577205      151      15,000   SH          Sole                   15,000
Dover Corporation               COM     260003108    5,785     124,150   SH          Sole                  124,150
Dow Chemical Co                 COM     260543103    4,037     179,720   SH          Sole                  179,720
Emcore Corporation              COM     290846104       49      50,000   SH          Sole                   50,000
Ener Conv Devices Inc           COM     292659109       59     111,766   SH          Sole                  111,766
Enzo Biochem Inc.               COM     294100102      180      70,001   SH          Sole                   70,001
Fidelity National Finl          COM     31620R105    7,459     491,351   SH          Sole                  491,351
Gannett Company Inc             COM     364730101    3,731     391,550   SH          Sole                  391,550
General Dynamics Corp           COM     369550108    1,238      21,765   SH          Sole                   21,765
Genworth Financial Inc          COM     37247D106      417      72,700   SH          Sole                   72,700
H&R Block Inc                   COM     093671105    3,190     239,665   SH          Sole                  239,665
Hewlett-Packard Co              COM     428236103    6,536     291,140   SH          Sole                  291,140
Home Depot Inc                  COM     437076102    5,627     171,180   SH          Sole                  171,180
IBM Corporation                 COM     459200101   13,240      75,715   SH          Sole                   75,715
Johnson & Johnson               COM     478160104    3,244      50,930   SH          Sole                   50,930
Lincoln National Corp.          COM     534187109      878      56,179   SH          Sole                   56,179
Marsh & McLennan                COM     571748102    8,760     329,950   SH          Sole                  329,950
PPG Industries Inc              COM     693506107    3,044      43,080   SH          Sole                   43,080
Pulse Electronics Corp          COM     74586W106    2,000     699,395   SH          Sole                  699,395
Raytheon Company                COM     755111507    6,433     157,395   SH          Sole                  157,395
Regis Corporation               COM     758932107    1,020      72,365   SH          Sole                   72,365
Staples Inc                     COM     855030102    6,506     489,160   SH          Sole                  489,160
US Natural Gas Fd ETF           COM     912318110      675      75,000   SH          Sole                   75,000
Valero Energy Corp              COM     91913Y100    3,628     204,040   SH          Sole                  204,040
Verizon Comm. Inc.              COM     92343V104    3,236      87,945   SH          Sole                   87,945
Wal-Mart Stores Inc             COM     931142103    7,835     150,955   SH          Sole                  150,955
Western Union Co/The            COM     959802109    5,982     391,265   SH          Sole                  391,265
BP Plc ADS                      ADR     055622104    5,585     154,830   SH          Sole                  154,830
Barclays Plc ADR                ADR     06738E204    2,386     243,925   SH          Sole                  243,925
Ingersoll-Rand PLC              ADR     G47791101    1,995      71,015   SH          Sole                   71,015
Nippon Telgrph&Telphn           ADR     654624105   12,411     518,200   SH          Sole                  518,200
Novartis AG                     ADR     66987V109    3,971      71,200   SH          Sole                   71,200
RenaissanceRe HlgLtd            ADR     G7496G103    2,856      44,760   SH          Sole                   44,760
Teva Phrm Ind Ltd ADR           ADR     881624209    8,672     232,980   SH          Sole                  232,980
XL Group Ltd.                   ADR     G98290102    4,392     233,622   SH          Sole                  233,622
Alliance Worldwide Privatizati  MMF     01879X103      235      19,580   SH          Sole                   19,580
MrgnStnly AsiaPacific Fd        MMF     61744U106      519      37,000   SH          Sole                   37,000
MrgnStnly India Invstmnt Fd     MMF     61745C105      311      18,500   SH          Sole                   18,500
Phoenix Group Hldgs (PHNX LN)   INTL     B45JKK9        80      10,615   SH          Sole                   10,615

REPORT SUMMARY     57       DATA RECORDS            236,198       1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
Name: Frost Investment Advisors, LLC  No: 028-13146

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